Distribution Date:	06/12/26	DBJPM 2016-C3 Mortgage Trust
Determination Date:	06/08/26
Next Distribution Date:	07/10/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	14		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	16
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20-21				trustadministrationgroup@computershare.com
Modified Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23	Controlling Class	Davidson Kempner Capital Management LP
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	24		Structured Products	(212) 446-40000	DBJPM2016-C3_AM@dkpartners.com
Interest Shortfall Detail - Collateral Level	25		520 Madison Avenue, 30th Floor | New York, NY 10022 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312VAA4	1.502000%	33,545,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312VAB2	1.886000%	6,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	23312VAC0	2.362000%	11,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312VAD8	2.756000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	23312VAE6	2.632000%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	23312VAF3	2.890000%	279,987,000.00	143,026,129.01	8,194,217.21	344,454.59	0.00	0.00	8,538,671.80	134,831,911.80	65.62%	30.00%
A-M	23312VAH9	3.041000%	74,851,000.00	74,851,000.00	0.00	189,684.91	0.00	0.00	189,684.91	74,851,000.00	46.53%	21.63%
B	23312VAJ5	3.264000%	44,687,000.00	44,687,000.00	0.00	121,548.64	0.00	0.00	121,548.64	44,687,000.00	35.13%	16.63%
C	23312VAK2	3.598204%	36,867,000.00	36,867,000.00	0.00	110,545.81	0.00	0.00	110,545.81	36,867,000.00	25.73%	12.50%
D	23312VAS5	3.598204%	45,804,000.00	45,804,000.00	0.00	69,425.01	0.00	0.00	69,425.01	45,804,000.00	14.05%	7.38%
E	23312VAU0	4.348204%	17,874,000.00	17,874,000.00	0.00	0.00	0.00	0.00	0.00	17,874,000.00	9.49%	5.38%
F	23312VAW6	4.348204%	8,938,000.00	8,938,000.00	0.00	0.00	0.00	0.00	0.00	8,938,000.00	7.21%	4.38%
G	23312VAY2	4.348204%	10,054,000.00	10,054,000.00	0.00	0.00	0.00	0.00	0.00	10,054,000.00	4.65%	3.25%
H*	23312VBA3	4.348204%	29,047,404.00	18,238,907.88	0.00	0.00	0.00	0.00	0.00	18,238,907.88	0.00%	0.00%
R	23312VBC9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			893,738,404.00	400,340,036.89	8,194,217.21	835,658.96	0.00	0.00	9,029,876.17	392,145,819.68

X-A	23312VAG1	1.406328%	700,467,000.00	217,877,129.01	0.00	255,338.91	0.00	0.00	255,338.91	209,682,911.80
X-B	23312VAL0	1.084204%	44,687,000.00	44,687,000.00	0.00	40,374.84	0.00	0.00	40,374.84	44,687,000.00
X-C	23312VAN6	0.750000%	82,671,000.00	82,671,000.00	0.00	51,669.38	0.00	0.00	51,669.38	82,671,000.00
Notional SubTotal			827,825,000.00	345,235,129.01	0.00	347,383.13	0.00	0.00	347,383.13	337,040,911.80

Deal Distribution Total					8,194,217.21	1,183,042.09	0.00	0.00	9,377,259.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312VAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312VAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	23312VAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312VAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	23312VAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	23312VAF3	510.83132078	29.26642026	1.23025208	0.00000000	0.00000000	0.00000000	0.00000000	30.49667235	481.56490051
A-M	23312VAH9	1,000.00000000	0.00000000	2.53416668	0.00000000	0.00000000	0.00000000	0.00000000	2.53416668	1,000.00000000
B	23312VAJ5	1,000.00000000	0.00000000	2.72000000	0.00000000	0.00000000	0.00000000	0.00000000	2.72000000	1,000.00000000
C	23312VAK2	1,000.00000000	0.00000000	2.99850300	0.00000000	0.00000000	0.00000000	0.00000000	2.99850300	1,000.00000000
D	23312VAS5	1,000.00000000	0.00000000	1.51569754	1.48280521	14.21713366	0.00000000	0.00000000	1.51569754	1,000.00000000
E	23312VAU0	1,000.00000000	0.00000000	0.00000000	3.62350285	57.00877084	0.00000000	0.00000000	0.00000000	1,000.00000000
F	23312VAW6	1,000.00000000	0.00000000	0.00000000	3.62350302	57.00877154	0.00000000	0.00000000	0.00000000	1,000.00000000
G	23312VAY2	1,000.00000000	0.00000000	0.00000000	3.62350308	82.93780187	0.00000000	0.00000000	0.00000000	1,000.00000000
H	23312VBA3	627.90147719	0.00000000	0.00000000	2.27520298	106.34577155	0.00000000	0.00000000	0.00000000	627.90147719
R	23312VBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312VAG1	311.04552964	0.00000000	0.36452668	0.00000000	0.00000000	0.00000000	0.00000000	0.36452668	299.34730944
X-B	23312VAL0	1,000.00000000	0.00000000	0.90350303	0.00000000	0.00000000	0.00000000	0.00000000	0.90350303	1,000.00000000
X-C	23312VAN6	1,000.00000000	0.00000000	0.62500006	0.00000000	0.00000000	0.00000000	0.00000000	0.62500006	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	05/01/26 - 05/30/26	30	0.00	344,454.59	0.00	344,454.59	0.00	0.00	0.00	344,454.59	0.00
X-A	05/01/26 - 05/30/26	30	0.00	255,338.91	0.00	255,338.91	0.00	0.00	0.00	255,338.91	0.00
X-B	05/01/26 - 05/30/26	30	0.00	40,374.84	0.00	40,374.84	0.00	0.00	0.00	40,374.84	0.00
X-C	05/01/26 - 05/30/26	30	0.00	51,669.38	0.00	51,669.38	0.00	0.00	0.00	51,669.38	0.00
A-M	05/01/26 - 05/30/26	30	0.00	189,684.91	0.00	189,684.91	0.00	0.00	0.00	189,684.91	0.00
B	05/01/26 - 05/30/26	30	0.00	121,548.64	0.00	121,548.64	0.00	0.00	0.00	121,548.64	0.00
C	05/01/26 - 05/30/26	30	0.00	110,545.81	0.00	110,545.81	0.00	0.00	0.00	110,545.81	0.00
D	05/01/26 - 05/30/26	30	583,283.18	137,343.43	0.00	137,343.43	67,918.41	0.00	0.00	69,425.01	651,201.59
E	05/01/26 - 05/30/26	30	954,208.28	64,766.49	0.00	64,766.49	64,766.49	0.00	0.00	0.00	1,018,974.77
F	05/01/26 - 05/30/26	30	477,157.53	32,386.87	0.00	32,386.87	32,386.87	0.00	0.00	0.00	509,544.40
G	05/01/26 - 05/30/26	30	797,425.96	36,430.70	0.00	36,430.70	36,430.70	0.00	0.00	0.00	833,856.66
H	05/01/26 - 05/30/26	30	3,022,979.85	66,088.74	0.00	66,088.74	66,088.74	0.00	0.00	0.00	3,089,068.59
Totals			5,835,054.80	1,450,633.31	0.00	1,450,633.31	267,591.21	0.00	0.00	1,183,042.09	6,102,646.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	9,377,259.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,455,435.84	Master Servicing Fee	1,362.02
Interest Reductions due to Nonrecoverability Determination	(245,499.33)	Certificate Administration Fee	2,309.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	172.37
ARD Interest	0.00	Operating Advisor Fee	687.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,209,936.51	Total Fees	4,531.30

Principal		Expenses/Reimbursements
Scheduled Principal	8,194,217.21	Reimbursement for Interest on Advances	138.30
Unscheduled Principal Collections		ASER Amount	328.89
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,895.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,194,217.21	Total Expenses/Reimbursements	22,363.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,183,042.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,194,217.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,377,259.30
Total Funds Collected	9,404,153.72	Total Funds Distributed	9,404,153.73

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	400,340,036.89	400,340,036.89	Beginning Certificate Balance	400,340,036.89
(-) Scheduled Principal Collections	8,194,217.21	8,194,217.21	(-) Principal Distributions	8,194,217.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	392,145,819.68	392,145,819.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	400,552,225.91	400,552,225.91	Ending Certificate Balance	392,145,819.68
Ending Actual Collateral Balance	392,450,916.35	392,450,916.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	7,261,257.37	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	7,261,257.37	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	1	5,557,983.62	1.42%	1	4.7500	2.210000	1.18 or less	7	156,073,733.50	39.80%	1	3.8818	(0.356120)
7,500,000 to 14,999,999	4	45,505,569.15	11.60%	0	3.9822	0.291716	1.19 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	57,697,990.39	14.71%	(1)	4.3786	1.765180	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	5	167,220,591.61	42.64%	1	4.0824	0.496989	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	2	116,163,684.91	29.62%	1	4.3730	2.554097	1.55 to 1.99	2	79,363,684.91	20.24%	2	4.5204	1.670000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	4	75,082,074.66	19.15%	(2)	4.6903	2.307829
Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410	2.50 to 2.87	1	16,626,326.61	4.24%	2	4.1000	2.750000
							2.88 or greater	1	65,000,000.00	16.58%	1	4.0920	3.250000
							Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	51,163,684.91	13.05%	2	4.7300	1.670000
							Lodging	3	97,680,515.25	24.91%	(1)	4.6865	1.126133
California	3	150,200,000.00	38.30%	1	3.9631	0.477324
							Mixed Use	1	84,000,000.00	21.42%	2	3.3940	(0.820000)
Illinois	1	5,557,983.62	1.42%	1	4.7500	2.210000
							Office	2	33,757,983.62	8.61%	1	4.2404	1.758907
Missouri	2	36,838,088.09	9.39%	(2)	4.6562	0.456662
							Retail	4	143,454,200.26	36.58%	1	4.3733	2.264865
New York	3	68,488,765.96	17.47%	1	4.1864	1.142946
							Self Storage	2	33,253,120.55	8.48%	1	4.1350	2.459996
Tennessee	1	65,000,000.00	16.58%	1	4.0920	3.250000
							Totals	12	392,145,819.68	100.00%	1	4.2099	1.293410
Virginia	1	14,897,297.10	3.80%	(4)	4.2290	2.110000

Totals	12	392,145,819.68	100.00%	1	4.2099	1.293410

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	10	260,586,063.06	66.45%	1	3.9048	1.148090	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	88,001,773.00	22.44%	0	4.6991	1.162089	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	43,557,983.62	11.11%	(2)	5.0466	2.428100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	15	392,145,819.68	100.00%	1	4.2099	1.293410
								Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	80 months or less	15	392,145,819.68	100.00%	1	4.2099	1.293410	Interest Only	8	230,097,297.10	58.68%	1	4.0168	1.366280
	81 to 110 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	111 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	7	162,048,522.58	41.32%	1	4.4842	1.189940
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410
	Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	15	392,145,819.68	100.00%	1	4.2099	1.293410			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	392,145,819.68	100.00%	1	4.2099	1.293410
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311278	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	09/01/23
1A	30311279				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	09/01/23
1B	30311280				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	09/01/23
1C	30311281				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	09/01/23
3	30311284	RT	Nashville	TN	Actual/360	4.092%	229,038.33	0.00	0.00	N/A	07/01/26	--	65,000,000.00	65,000,000.00	06/01/26
5	30311289	RT	Yuma	AZ	Actual/360	4.730%	208,866.68	116,409.89	0.00	N/A	08/01/26	--	51,280,094.80	51,163,684.91	06/01/26
9	30311295	LO	New York	NY	Actual/360	4.235%	128,719.38	60,830.61	0.00	N/A	07/06/26	--	35,296,476.02	35,235,645.41	06/06/26
10	30311297	LO	Marina del Rey	CA	Actual/360	5.090%	166,556.11	0.00	0.00	N/A	04/06/26	--	38,000,000.00	38,000,000.00	06/06/26
11	30311298	LO	Kansas City	MO	Actual/360	4.710%	99,527.94	94,586.05	0.00	N/A	02/06/26	--	24,539,455.89	24,444,869.84	03/06/26
12	30311299	OF	San Francisco	CA	Actual/360	4.140%	100,533.00	0.00	0.00	N/A	07/01/26	--	28,200,000.00	28,200,000.00	06/01/26
15	30311300	SS	Long Island City	NY	Actual/360	4.100%	58,846.40	41,417.26	0.00	N/A	08/06/26	--	16,667,743.87	16,626,326.61	06/06/26
16	30311301	SS	Long Island City	NY	Actual/360	4.170%	59,852.19	41,255.88	0.00	N/A	07/06/26	--	16,668,049.82	16,626,793.94	06/06/26
20	30311305	RT	Kansas City	MO	Actual/360	4.550%	48,670.75	28,950.55	0.00	N/A	08/06/26	--	12,422,168.80	12,393,218.25	06/06/26
21	30311306	RT	Williamsburg	VA	Actual/360	4.229%	54,320.81	19,285.88	0.00	N/A	02/06/26	02/06/29	14,916,582.98	14,897,297.10	05/06/26
28	30311312	OF	Naperville	IL	Actual/360	4.750%	22,785.59	12,686.43	0.00	N/A	07/06/26	--	5,570,670.05	5,557,983.62	06/06/26
30	30311313	SS	Mesquite	TX	Actual/360	4.810%	17,805.42	4,298,807.51	0.00	N/A	06/01/26	--	4,298,807.51	0.00	06/01/26
32	30311315	SS	Desoto	TX	Actual/360	4.810%	14,413.91	3,479,987.15	0.00	N/A	06/01/26	--	3,479,987.15	0.00	06/01/26
Totals							1,209,936.51	8,194,217.21	0.00				400,340,036.89	392,145,819.68
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(13,948,296.11)	0.00	--	--	11/06/25	25,943,893.87	560,722.15	0.00	0.00	0.00	0.00
1A	(13,948,296.11)	0.00	--	--	11/06/25	7,183,549.58	155,257.14	0.00	0.00	0.00	0.00
1B	(13,948,296.11)	0.00	--	--	11/06/25	25,943,893.87	560,722.15	0.00	0.00	0.00	0.00
1C	(13,948,296.11)	0.00	--	--	11/06/25	7,183,549.58	155,257.14	0.00	0.00	0.00	0.00
3	52,093,603.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,801,177.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,789,314.13	51,427.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,193,953.98	1,408,291.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,643,568.02	0.00	--	--	--	0.00	0.00	193,866.76	582,027.17	0.00	0.00
12	2,017,082.68	537,323.36	01/31/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,315,568.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,638,950.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	482,509.67	(42,333.44)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	17,863,920.43	0.00	--	--	05/06/26	2,802,977.69	10,195.37	73,542.47	73,542.47	0.00	0.00
28	964,428.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	465,734.16	121,657.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	342,295.87	199,480.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	51,818,924.20	2,275,847.42				69,057,864.59	1,442,153.95	267,409.23	655,569.64	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/26	0	0.00	0	0.00	4	84,000,000.00	0	0.00	4	84,000,000.00	0	0.00	0	0.00	0	0.00	4.209910%	4.196003%	1
05/12/26	0	0.00	0	0.00	4	84,000,000.00	0	0.00	4	84,000,000.00	1	38,000,000.00	0	0.00	4	90,887,814.08	4.221870%	4.207939%	2
04/10/26	0	0.00	0	0.00	5	98,937,547.26	0	0.00	4	84,000,000.00	0	0.00	0	0.00	4	162,448,091.39	4.171969%	4.158252%	3
03/12/26	1	14,956,687.10	0	0.00	4	84,000,000.00	0	0.00	4	84,000,000.00	1	14,956,687.10	0	0.00	1	12,630,422.08	4.190652%	4.176307%	4
02/12/26	1	15,000,000.00	0	0.00	4	84,000,000.00	1	24,833,820.06	4	84,000,000.00	0	0.00	0	0.00	1	16,062,357.72	4.200927%	4.186569%	5
01/12/26	1	15,000,000.00	0	0.00	4	84,000,000.00	1	24,926,834.96	4	84,000,000.00	0	0.00	0	0.00	0	0.00	4.233456%	4.219063%	6
12/12/25	0	0.00	0	0.00	4	84,000,000.00	1	25,019,474.13	4	84,000,000.00	0	0.00	0	0.00	0	0.00	4.233690%	4.219297%	7
11/13/25	0	0.00	0	0.00	4	84,000,000.00	5	109,115,011.70	0	0.00	0	0.00	0	0.00	0	0.00	4.233937%	4.219543%	8
10/10/25	0	0.00	0	0.00	4	84,000,000.00	5	109,206,890.74	0	0.00	0	0.00	0	0.00	1	6,247,404.11	4.234167%	4.219774%	9
09/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,301,695.57	0	0.00	0	0.00	0	0.00	0	0.00	4.239236%	4.224836%	9
08/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,392,820.51	0	0.00	0	0.00	0	0.00	0	0.00	4.239466%	4.225066%	10
07/11/25	0	0.00	0	0.00	4	84,000,000.00	5	109,483,577.36	0	0.00	0	0.00	0	0.00	0	0.00	4.239695%	4.225294%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30311278	09/01/23	32	6	0.00	0.00	0.00	32,892,473.10	06/21/23	7			11/12/25
1A	30311279	09/01/23	32	6	0.00	0.00	0.00	9,107,526.90	06/21/23	7			11/12/25
1B	30311280	09/01/23	32	6	0.00	0.00	0.00	32,892,473.10	06/21/23	7			11/12/25
1C	30311281	09/01/23	32	6	0.00	0.00	0.00	9,107,526.90	06/21/23	7			11/12/25
11	30311298	03/06/26	2	5	193,866.76	582,027.17	0.00	24,730,680.63	12/11/25	98
21	30311306	05/06/26	0	A	73,542.47	73,542.47	0.00	14,916,582.98	12/04/25	8
Totals					267,409.23	655,569.64	0.00	123,647,263.61
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		62,444,870	38,000,000	24,444,870		0
0 - 6 Months		314,803,653	230,803,653	0		84,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		14,897,297	14,897,297	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	392,145,820	283,700,950	0	24,444,870	0	84,000,000
May-26	400,340,037	253,800,581	38,000,000	24,539,456	0	84,000,000
Apr-26	513,120,557	389,546,139	0	24,636,870	14,937,547	84,000,000
Mar-26	676,193,216	552,505,849	14,956,687	0	24,730,681	84,000,000
Feb-26	689,593,888	590,593,888	15,000,000	0	0	84,000,000
Jan-26	723,111,330	624,111,330	15,000,000	0	0	84,000,000
Dec-25	723,845,392	639,845,392	0	0	0	84,000,000
Nov-25	724,613,779	640,613,779	0	0	0	84,000,000
Oct-25	725,342,086	641,342,086	0	0	0	84,000,000
Sep-25	732,352,329	648,352,329	0	0	0	84,000,000
Aug-25	733,086,829	649,086,829	0	0	0	84,000,000
Jul-25	733,818,513	649,818,513	0	0	0	84,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30311278	32,892,473.10	32,892,473.10	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
1A	30311279	9,107,526.90	9,107,526.90	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
1B	30311280	32,892,473.10	32,892,473.10	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
1C	30311281	9,107,526.90	9,107,526.90	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
11	30311298	24,444,869.84	24,730,680.63	56,500,000.00	01/15/26	4,733,145.02	0.82000	09/30/25	02/06/26	241
12	30311299	28,200,000.00	28,200,000.00	50,780,000.00	06/09/16	495,214.61	1.67000	03/31/26	07/01/26	I/O
21	30311306	14,897,297.10	14,916,582.98	167,000,000.00	01/09/26	16,715,723.43	2.11000	12/31/25	02/06/26	I/O
Totals		151,542,166.94	151,847,263.61	1,054,280,000.00		(40,795,101.38)

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30311278	MU	CA	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was workingw ith the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease terminat ion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is project ed.
1A	30311279	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was workingw ith the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease terminat ion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is project ed.
1B	30311280	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was workingw ith the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease terminat ion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is project ed.
1C	30311281	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was workingw ith the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease terminat ion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is project ed.
11	30311298	LO	MO	12/11/25	98

6/8/2026 - The loan transferred into special servicing effective 12/11/2025 due to Imminent Monetary Default (Balloon/Maturity). The subject is a 371-room lodging facility located in Kansas City, MO and built in 1972 and renovated in 2006. The

Borrower ha s signed a PNA and been engaged with the special servicer. That said, the Borrower had previously marketed the hotel for sale, but due to concerns over exit pricing they have determined they would like to effectuate a transfer of the asset to the Lender.A Receiver has been appointed to the asset effective as of 3/11/2026. As of TTM Feb 2026 the property achieved a 49.9% Occ, $187.77 ADR, and $93.68 RevPAR (a 70.8 index). RevPAR index compares to 78.6 in 2025

	and 84.2 in 2024.
12	30311299	OF	CA	02/09/26	1

5/29/26: Loan transferred to Special Servicing on 2/10/26 due to imminent maturity default after the borrower informed the Master Servicer of its inability to payoff the loan on the 7/1/26 maturity date. The loan is secured by a 64,554 sf office buildingi n San Francisco, CA. The largest tenant is Swinerton that occupies 34,952 sf who plans to vacate upon its 9/30/26 lease expiration which will decrease occupancy to 21% absent any new leases. The borrower signed new 10,793 sf lease for 24 months which comm enced 2/1/26. The borrower negotiating two LOIs for new leases. The borrower requested a loan modification to provide time to re-tenant the building, discussions are ongoing.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30311306	RT	VA	12/04/25	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30311295	38,600,000.00	4.23500%	38,600,000.00	4.23500%	8	03/14/21	03/04/21	03/14/21
10	30311297	0.00	5.09000%	0.00	5.09000%	10	04/06/26	04/06/26	04/28/26
11	30311298	29,013,705.65	4.71000%	29,013,705.65	4.71000%	8	06/16/21	04/29/21	06/16/21
17	30311302	0.00	4.72000%	0.00	4.72000%	8	05/28/20	06/06/20	05/28/20
21	30311306	0.00	4.22900%	0.00	4.22900%	8	01/30/26	02/06/26	02/09/26
Totals		67,613,705.65		67,613,705.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30311314 10/13/22	4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	22,482.07	142,270.33	2.73%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	22,482.07	142,270.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30311314	04/12/23	0.00	0.00	142,270.33	0.00	0.00	(22,482.07)	0.00	0.00	142,270.33
		10/13/22	0.00	0.00	164,752.40	0.00	0.00	164,752.40	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	142,270.33	0.00	0.00	142,270.33	0.00	0.00	142,270.33

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	7,081.02	0.00	0.00	0.00	0.00	96,131.91	0.00	0.00	0.00	0.00
1A	0.00	0.00	1,960.65	0.00	0.00	0.00	0.00	26,617.76	0.00	0.00	0.00	0.00
1B	0.00	0.00	7,081.02	0.00	0.00	0.00	0.00	96,131.91	0.00	0.00	0.00	0.00
1C	0.00	0.00	1,960.65	0.00	0.00	0.00	0.00	26,617.76	0.00	0.00	0.00	0.00
11	0.00	0.00	5,282.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	195.83	0.00	0.00	0.00	0.00	0.00	7.23	0.00	0.00	0.00
21	0.00	0.00	(1,666.03)	0.00	0.00	328.89	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	131.07	0.00	0.00	0.00
Total	0.00	0.00	21,895.94	0.00	0.00	328.89	0.00	245,499.33	138.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		267,862.46

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26